UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06071

Deutsche Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2014

Semiannual Report

to Shareholders

Deutsche EAFE® Equity Index Fund

(formerly DWS EAFE® Equity Index Fund)

Contents
3 Letter to Shareholders
4 Performance Summary
6 Portfolio Management Team
6 Portfolio Summary
8 Investment Portfolio
33 Statement of Assets and Liabilities
35 Statement of Operations
36 Statement of Changes in Net Assets
37 Financial Highlights
38 Notes to Financial Statements
49 Information About Your Fund's Expenses
51 Advisory Agreement Board Considerations and Fee Evaluation
56 Account Management Resources
58 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:
Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,

Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/14
No Sales Charges	4.72%	23.29%	11.51%	6.70%
MSCI EAFE® Index†	4.78%	23.57%	11.77%	6.93%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 is 0.50% for Institutional Class shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Growth of an Assumed $1,000,000 Investment

Yearly periods ended June 30

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

† MSCI EAFE Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Returns reflect reinvestment of dividends net of withholding taxes. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

‡ Total returns shown for periods less than one year are not annualized.

Institutional Class
Net Asset Value
6/30/14	$15.29
12/31/13	$14.67
Distribution Information as of 6/30/14
Income Dividends, Six Months	$.07

Portfolio Management Team

Subadvisor

Northern Trust Investments, Inc. ("NTI"), a subsidiary of Northern Trust Corporation, is the subadvisor for the fund.

Portfolio Manager

Thomas O'Brien, CFA

Vice President of Northern Trust Investments, Inc. Portfolio Manager of the fund. Began managing the fund in 2013.

— Portfolio Manager for the International Equity Index group in Chicago.

—Prior to joining Northern Trust in November 2004, he was a Principal at State Street Global Advisors focusing on US index strategies.

— BS, University of Rhode Island; MBA, Suffolk University.

Joseph LaPorta

Officer of Northern Trust Investments, Inc. Portfolio Manager of the fund. Began managing the fund in 2013.

— Portfolio Manager for the International Equity Index group in Chicago.

— Prior to joining the Global Index Equity team in 2011, he was a member of the Global Opportunities and Leadership Development rotational program of Northern Trust making rotations through the Global Equity Index Team, Asset Allocation Strategy Research, and Short Duration Fixed Income.

— BBA, University of Iowa.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at June 30, 2014 (13.3% of Net Assets)	Country	Percent
1. Royal Dutch Shell PLC Explores, produces and refines petroleum	Netherlands	1.9%
2. Nestle SA A multinational company that markets a wide range of food products	Switzerland	1.8%
3. Roche Holding AG Developer of pharmaceutical and chemical products	Switzerland	1.5%
4. Novartis AG Manufacturer of pharmaceutical and nutrition products	Switzerland	1.5%
5. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	1.4%
6. Toyota Motor Corp. Manufacturer of diversified automotive products	Japan	1.2%
7. BP PLC Exporter and producer of oil and natural gas	United Kingdom	1.1%
8. Total SA Produces, refines, transports and markets oil and natural gas	France	1.1%
9. GlaxoSmithKline PLC Develops, manufactures and markets vaccines and medicines	United Kingdom	0.9%
10. Sanofi Manufactures prescription pharmaceuticals	France	0.9%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund's investment portfolio, see page 8. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 56 for contact information.

Investment Portfolio as of June 30, 2014 (Unaudited)
	Shares	Value ($)

Common Stocks 97.1%
Australia 7.5%
AGL Energy Ltd.	11,060	161,441
ALS Ltd.	7,849	65,575
Alumina Ltd.*	53,183	67,701
Amcor Ltd.	22,671	222,969
AMP Ltd.	57,744	288,583
APA Group	17,114	111,188
Asciano Group	18,788	99,742
ASX Ltd.	3,742	125,756
Aurizon Holdings Ltd.	39,121	183,708
Australia & New Zealand Banking Group Ltd.	53,554	1,683,628
Bank of Queensland Ltd.	6,056	69,611
Bendigo & Adelaide Bank Ltd.	8,344	95,989
BGP Holdings PLC*	328,818	0
BHP Billiton Ltd.	62,379	2,111,647
Boral Ltd.	16,114	79,772
Brambles Ltd.	30,536	264,616
Caltex Australia Ltd.	2,658	54,062
CFS Retail Property Trust (REIT)	43,242	83,181
Coca-Cola Amatil Ltd.	10,776	96,125
Cochlear Ltd.	1,126	65,511
Commonwealth Bank of Australia	30,971	2,362,027
Computershare Ltd.	9,602	112,997
Crown Resorts Ltd.	7,706	109,868
CSL Ltd.	9,451	593,081
Dexus Property Group (REIT)	99,431	104,072
Federation Centres Ltd. (REIT)	29,096	68,316
Flight Centre Travel Group Ltd.	1,097	45,980
Fortescue Metals Group Ltd.	31,550	129,413
Goodman Group (REIT)	35,025	166,785
GPT Group (REIT)	33,036	119,621
Harvey Norman Holdings Ltd.	9,986	29,191
Iluka Resources Ltd.	7,558	57,941
Incitec Pivot Ltd.	33,012	90,273
Insurance Australia Group Ltd.	45,635	251,304
Leighton Holdings Ltd.	2,149	39,981
Lend Lease Group	11,321	139,951
Macquarie Group Ltd.	5,483	308,299
Metcash Ltd.	17,492	43,544
Mirvac Group (REIT) (Units)	74,656	125,658
National Australia Bank Ltd.	45,879	1,418,115
Newcrest Mining Ltd.*	15,548	154,234
Orica Ltd.	7,485	137,489
Origin Energy Ltd.	21,585	297,569
Qantas Airways Ltd.*	24,002	28,517
QBE Insurance Group Ltd.	24,270	248,764
Ramsay Health Care Ltd.	2,601	111,594
REA Group Ltd.	1,022	41,159
Rio Tinto Ltd.	8,547	478,003
Santos Ltd.	19,175	257,836
Scentre Group (REIT)*	102,259	308,561
Seek Ltd.	6,540	97,745
Sonic Healthcare Ltd.	7,105	116,105
SP AusNet	32,151	40,170
Stockland (REIT) (Units)	44,776	163,820
Suncorp Group Ltd.	24,427	311,873
Sydney Airport	22,835	90,866
TABCORP Holdings Ltd.	15,520	49,172
Tatts Group Ltd.	28,582	88,131
Telstra Corp., Ltd.	84,082	413,075
Toll Holdings Ltd.	15,344	73,790
TPG Telecom Ltd.	3,267	16,974
Transurban Group	30,088	209,665
Treasury Wine Estates Ltd.	12,779	60,370
Wesfarmers Ltd.	22,246	877,672
Westfield Corp. (REIT)	38,762	261,337
Westpac Banking Corp.	60,674	1,938,360
Woodside Petroleum Ltd.	12,969	502,250
Woolworths Ltd.	24,448	811,935
WorleyParsons Ltd.	3,848	63,172
(Cost $9,231,019)		20,497,430
Austria 0.3%
Andritz AG	1,515	87,554
Erste Group Bank AG	5,251	169,832
Immofinanz AG*	17,806	62,905
OMV AG	3,012	136,103
Raiffeisen Bank International AG	2,343	74,801
Telekom Austria AG	4,279	41,835
Vienna Insurance Group AG Wiener Versicherung Gruppe	746	39,930
Voestalpine AG	2,325	110,647
(Cost $572,133)		723,607
Belgium 1.2%
Ageas	4,476	178,568
Anheuser-Busch InBev NV	15,726	1,806,670
Belgacom SA	3,010	99,887
Colruyt SA	1,494	75,897
Delhaize Group SA	1,937	131,052
Groupe Bruxelles Lambert SA	1,538	159,823
KBC GROEP NV*	4,877	265,454
Solvay SA	1,146	197,251
Telenet Group Holding NV*	1,206	68,730
UCB SA	2,101	177,879
Umicore SA	2,266	105,279
(Cost $1,761,753)		3,266,490
Bermuda 0.1%
Seadrill Ltd. (a) (Cost $139,315)	7,430	294,712
Channel Islands 0.1%
Friends Life Group Ltd. (Cost $127,444)	28,687	154,796
Denmark 1.5%
A P Moller-Maersk AS "A"	55	129,397
A P Moller-Maersk AS "B"	130	323,039
Carlsberg AS "B"	2,099	226,097
Coloplast AS "B"	2,236	202,211
Danske Bank AS	12,689	358,658
DSV AS	3,578	116,641
Novo Nordisk AS ''B"	38,984	1,794,244
Novozymes AS "B"	4,412	221,295
Pandora AS	2,172	166,545
TDC AS	15,356	158,923
Tryg AS	389	39,294
Vestas Wind Systems AS*	4,328	218,353
William Demant Holding AS*	400	36,321
(Cost $1,189,909)		3,991,018
Finland 0.8%
Elisa Oyj	2,821	86,295
Fortum Oyj	8,606	231,088
Kone Oyj "B" (a)	6,132	255,927
Metso Corp.	2,016	76,383
Neste Oil Oyj	2,592	50,577
Nokia Oyj (a)	73,840	559,134
Nokian Renkaat Oyj	2,128	83,045
Orion Oyj "B"	1,913	71,328
Sampo Oyj "A"	8,754	442,914
Stora Enso Oyj "R"	11,020	107,288
UPM-Kymmene Oyj	10,270	175,503
Wartsila Oyj	2,623	130,090
(Cost $1,518,563)		2,269,572
France 9.6%
Accor SA (a)	3,056	158,972
Aeroports de Paris	621	81,819
Air Liquide SA	6,614	892,976
Airbus Group NV	11,447	767,104
Alcatel-Lucent*	53,034	189,392
Alstom SA	4,123	150,315
Arkema	1,193	116,114
AtoS	1,312	109,300
AXA SA	35,019	836,994
BNP Paribas SA	20,424	1,385,605
Bollore SA	93	60,361
Bouygues SA	3,946	164,205
Bureau Veritas SA (a)	4,472	124,124
Cap Gemini	2,777	198,113
Carrefour SA	12,475	460,190
Casino Guichard-Perrachon SA	1,070	141,871
Christian Dior SA	1,058	210,499
Cie Generale des Etablissements Michelin	3,684	440,183
CNP Assurances	3,405	70,683
Compagnie de Saint-Gobain (a)	8,357	471,519
Credit Agricole SA	20,215	285,108
DANONE SA	10,759	799,080
Dassault Systemes SA	1,210	155,678
Edenred (a)	3,931	119,200
Electricite de France SA	4,720	148,651
Essilor International SA	4,031	427,497
Eurazeo SA	670	55,734
Eutelsat Communications	2,922	101,528
Fonciere des Regions (REIT)	594	64,402
GDF Suez	27,922	768,687
Gecina SA (REIT)	434	63,290
Groupe Eurotunnel SA (Registered)	8,563	115,811
Icade (REIT)	726	77,839
Iliad SA (a)	518	156,577
Imerys SA	716	60,335
JC Decaux SA	1,281	47,798
Kering	1,497	328,282
Klepierre (REIT)	2,068	105,382
L'Oreal SA	4,781	823,893
Lafarge SA (a)	3,556	308,709
Lagardere SCA	2,201	71,684
Legrand SA	5,242	320,743
LVMH Moet Hennessy Louis Vuitton SA	5,342	1,029,924
Natixis	18,355	117,675
Orange SA	36,565	577,039
Pernod Ricard SA	4,201	504,488
Peugeot SA*	7,662	113,257
Publicis Groupe (a)	3,549	301,006
Remy Cointreau SA	483	44,438
Renault SA	3,789	342,582
Rexel SA (a)	4,465	104,426
Safran SA	5,136	336,270
Sanofi	23,371	2,482,709
Schneider Electric SE (b)	9,585	902,326
Schneider Electric SE (b)	350	33,076
SCOR SE	3,049	104,876
Societe BIC SA	528	72,241
Societe Generale	13,929	729,637
Sodexo	1,817	195,434
Suez Environnement Co.	5,361	102,625
Technip SA	2,007	219,552
Thales SA	1,813	109,666
Total SA (a)	41,844	3,024,136
Unibail-Rodamco SE (REIT) (b)	70	20,364
Unibail-Rodamco SE (REIT) (b)	1,790	520,725
Valeo SA	1,457	195,696
Vallourec SA (a)	2,079	93,104
Veolia Environnement (a)	7,484	142,599
Vinci SA	9,362	699,939
Vivendi SA*	23,213	568,008
Wendel	650	93,099
Zodiac Aerospace	3,540	119,826
(Cost $15,885,823)		26,336,990
Germany 8.4%
adidas AG	4,146	419,936
Allianz SE (Registered)	8,942	1,490,129
Axel Springer SE	803	49,425
BASF SE	17,938	2,088,550
Bayer AG (Registered)	16,180	2,285,317
Bayerische Motoren Werke (BMW) AG	6,473	820,936
Beiersdorf AG	1,947	188,408
Brenntag AG	1,046	186,914
Celesio AG	890	31,686
Commerzbank AG*	18,927	297,524
Continental AG	2,114	489,639
Daimler AG (Registered)	18,832	1,763,808
Deutsche Bank AG (Registered) (c)	26,813	943,393
Deutsche Boerse AG	3,796	294,615
Deutsche Lufthansa AG (Registered)	4,115	88,352
Deutsche Post AG (Registered)	18,188	657,737
Deutsche Telekom AG (Registered)	59,169	1,037,058
Deutsche Wohnen AG (Bearer)	5,865	126,487
E.ON AG	37,519	774,732
Fraport AG	738	52,144
Fresenius Medical Care AG & Co. KGaA	4,269	286,958
Fresenius SE & Co. KGaA	2,462	367,125
GEA Group AG	3,509	166,153
Hannover Rueck SE	1,250	112,642
HeidelbergCement AG	2,627	224,210
Henkel AG & Co. KGaA	2,005	201,790
Hochtief AG	225	19,474
Hugo Boss AG	646	96,551
Infineon Technologies AG	21,015	262,695
K+S AG (Registered)	3,529	116,047
Lanxess AG	1,728	116,639
Linde AG	3,614	768,525
MAN SE	750	92,684
Merck KGaA	2,516	218,389
Metro AG*	2,567	111,882
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,547	786,333
OSRAM Licht AG*	1,615	81,458
ProSiebenSat.1 Media AG (Registered) (a)	4,158	185,240
RWE AG	9,639	413,977
SAP AG	17,979	1,388,492
Siemens AG (Registered)	15,510	2,048,390
Sky Deutschland AG*	8,674	79,910
Telefonica Deutschland Holding AG	5,708	47,201
ThyssenKrupp AG*	8,988	262,022
United Internet AG (Registered)	2,171	95,648
Volkswagen AG	601	155,373
(Cost $11,725,457)		22,792,598
Hong Kong 2.6%
AIA Group Ltd.	234,481	1,179,908
ASM Pacific Technology Ltd. (a)	4,900	53,518
Bank of East Asia Ltd.	25,744	106,790
BOC Hong Kong (Holdings) Ltd.	72,821	210,935
Cathay Pacific Airways Ltd.	24,000	44,839
Cheung Kong (Holdings) Ltd.	27,000	478,659
Cheung Kong Infrastructure Holdings Ltd.	12,000	83,067
CLP Holdings Ltd.	35,274	288,549
First Pacific Co., Ltd.	50,544	56,867
Galaxy Entertainment Group Ltd.	43,497	346,836
Hang Lung Properties Ltd.	46,000	141,851
Hang Seng Bank Ltd.	15,000	245,600
Henderson Land Development Co., Ltd.	15,962	93,502
HKT Trust & HKT Ltd.	44,000	51,605
Hong Kong & China Gas Co., Ltd.	124,956	273,760
Hong Kong Exchanges & Clearing Ltd.	21,539	401,299
Hutchison Whampoa Ltd.	41,100	561,583
Hysan Development Co., Ltd.	12,773	59,989
Kerry Properties Ltd.	12,932	45,218
Li & Fung Ltd.	118,240	175,444
Link (REIT)	42,653	229,489
MGM China Holdings Ltd.	19,097	66,405
MTR Corp., Ltd.	29,408	113,452
New World Development Co., Ltd. (a)	106,512	121,211
Noble Group Ltd.	85,891	94,371
NWS Holdings Ltd.	31,074	57,654
PCCW Ltd.	85,978	51,251
Power Assets Holdings Ltd.	27,000	236,543
Shangri-La Asia Ltd.	31,540	49,566
Sino Land Co., Ltd.	60,313	98,986
SJM Holdings Ltd.	37,337	93,362
Sun Hung Kai Properties Ltd.	31,688	435,023
Swire Pacific Ltd. "A"	13,000	159,934
Swire Properties Ltd.	24,600	71,892
Techtronic Industries Co.	23,499	75,344
Wharf Holdings Ltd.	29,750	214,957
Wheelock & Co., Ltd.	19,000	79,918
Yue Yuen Industrial (Holdings) Ltd.	15,000	50,804
(Cost $3,869,240)		7,199,981
Ireland 0.8%
Bank of Ireland*	488,520	165,226
CRH PLC (b)	10,688	274,261
CRH PLC (b)	3,468	89,086
Experian PLC	19,866	335,907
James Hardie Industries SE (CDI)	9,160	119,542
Kerry Group PLC "A" (b)	246	18,476
Kerry Group PLC "A" (b)	2,749	205,413
Ryanair Holdings PLC*	3,380	31,981
Shire PLC	11,475	897,471
(Cost $796,776)		2,137,363
Israel 0.5%
Bank Hapoalim BM	19,995	115,606
Bank Leumi Le-Israel BM*	23,497	91,687
Bezeq Israeli Telecommunication Corp., Ltd.	37,632	70,515
Delek Group Ltd.	81	33,519
Israel Chemicals Ltd.	9,199	78,814
Mizrahi Tefahot Bank Ltd.	2,751	35,579
NICE Systems Ltd.	1,164	47,557
Teva Pharmaceutical Industries Ltd.	16,657	880,542
The Israel Corp., Ltd.*	52	29,626
(Cost $1,347,355)		1,383,445
Italy 2.4%
Assicurazioni Generali SpA	22,669	496,961
Atlantia SpA	7,120	202,983
Banca Monte dei Paschi di Siena SpA*	81,469	157,851
Banco Popolare SC*	6,840	112,673
Enel Green Power SpA	34,817	98,592
Enel SpA	128,545	748,775
Eni SpA	49,659	1,358,602
EXOR SpA	2,004	82,295
Fiat SpA*	16,183	159,769
Finmeccanica SpA*	8,045	76,506
Intesa Sanpaolo	227,236	701,964
Intesa Sanpaolo (RSP)	15,490	41,191
Luxottica Group SpA	3,389	196,157
Mediobanca SpA*	10,243	102,107
Pirelli & C. SpA	4,697	75,378
Prysmian SpA	4,039	91,255
Saipem SpA*	5,396	145,558
Snam SpA	39,443	237,641
Telecom Italia SpA*	188,213	238,391
Telecom Italia SpA (RSP)	127,202	125,669
Terna — Rete Elettrica Nationale SpA	30,470	160,715
UBI Banca — Unione di Banche Italiane ScpA	17,061	147,646
UniCredit SpA	84,731	709,476
UnipolSai SpA	17,875	57,470
(Cost $5,076,732)		6,525,625
Japan 19.8%
ABC-Mart, Inc.	500	26,751
Acom Co., Ltd.*	8,100	38,539
Advantest Corp.	3,000	37,076
Aeon Co., Ltd.	11,600	142,674
AEON Financial Service Co., Ltd.	1,830	47,852
AEON Mall Co., Ltd.	2,100	55,327
Air Water, Inc.	2,553	40,826
Aisin Seiki Co., Ltd.	3,700	147,189
Ajinomoto Co., Inc.	11,000	172,430
Alfresa Holdings Corp.	800	51,567
Amada Co., Ltd.	7,000	71,171
ANA Holdings, Inc.	23,000	54,262
Aozora Bank Ltd.	20,000	65,742
Asahi Glass Co., Ltd. (a)	21,000	123,755
Asahi Group Holdings Ltd.	7,500	235,428
Asahi Kasei Corp.	25,000	191,254
ASICS Corp.	3,300	76,974
Astellas Pharma, Inc.	42,500	558,388
Bandai Namco Holdings, Inc.	3,650	85,463
Benesse Holdings, Inc.	1,500	65,076
Bridgestone Corp.	12,800	447,915
Brother Industries Ltd.	4,700	81,422
Calbee, Inc.	1,200	33,096
Canon, Inc. (a)	22,000	715,779
Casio Computer Co., Ltd.	4,400	63,847
Central Japan Railway Co.	2,800	399,388
Chiyoda Corp.	3,065	37,123
Chubu Electric Power Co., Inc.*	12,400	154,105
Chugai Pharmaceutical Co., Ltd.	4,200	118,365
Chugoku Electric Power Co., Inc.	5,900	80,488
Citizen Holdings Co., Ltd.	5,400	42,377
Credit Saison Co., Ltd.	2,900	60,344
Dai Nippon Printing Co., Ltd.	11,000	114,881
Dai-ichi Life Insurance Co., Ltd.	15,800	235,351
Daicel Corp.	6,000	57,332
Daido Steel Co., Ltd.	6,000	30,680
Daihatsu Motor Co., Ltd.	3,500	62,223
Daiichi Sankyo Co., Ltd.	11,000	205,222
Daikin Industries Ltd.	4,600	290,244
Daito Trust Construction Co., Ltd.	1,400	164,592
Daiwa House Industry Co., Ltd.	12,000	248,754
Daiwa Securities Group, Inc.	33,000	285,682
DeNA Co., Ltd.	2,100	28,399
Denso Corp.	9,600	458,181
Dentsu, Inc.	4,300	175,090
Don Quijote Holdings Co., Ltd.	1,100	61,349
East Japan Railway Co.	6,339	499,273
Eisai Co., Ltd.	5,100	213,656
Electric Power Development Co., Ltd.	2,400	77,943
FamilyMart Co., Ltd.	1,200	51,705
FANUC Corp.	3,700	638,063
Fast Retailing Co., Ltd.	1,000	329,006
Fuji Electric Co., Ltd.	11,000	52,120
Fuji Heavy Industries Ltd.	11,582	320,690
Fujifilm Holdings Corp.	8,700	242,609
Fujitsu Ltd.	36,000	269,720
Fukuoka Financial Group, Inc.	16,000	77,232
Gree, Inc. (a)	2,340	20,512
GungHo Online Entertainment, Inc. (a)	7,000	45,190
Hakuhodo Dy Holdings, Inc.	4,800	47,666
Hamamatsu Photonics KK	1,478	72,510
Hankyu Hanshin Holdings, Inc.	23,000	131,227
Hikari Tsushin, Inc.	200	15,103
Hino Motors Ltd.	5,000	68,851
Hirose Electric Co., Ltd.	600	89,137
Hisamitsu Pharmaceutical Co., Inc.	1,100	49,188
Hitachi Chemical Co., Ltd.	2,100	34,743
Hitachi Construction Machinery Co., Ltd.	2,100	41,832
Hitachi High-Technologies Corp.	1,300	30,926
Hitachi Ltd.	93,000	681,171
Hitachi Metals Ltd.	4,000	60,570
Hokuhoku Financial Group, Inc.	24,000	51,172
Hokuriku Electric Power Co.	3,300	43,748
Honda Motor Co., Ltd. (a)	31,700	1,106,785
Hoya Corp.	8,500	282,424
Hulic Co., Ltd.	4,000	52,712
IBIDEN Co., Ltd.	2,200	44,302
Idemitsu Kosan Co., Ltd.	1,600	34,762
IHI Corp.	27,000	125,798
Iida Group Holdings Co., Ltd.	2,600	39,499
INPEX Corp.	17,100	259,948
Isetan Mitsukoshi Holdings Ltd.	7,120	92,773
Isuzu Motors Ltd.	24,000	158,729
Itochu Corp.	29,600	380,135
Itochu Techno-Solutions Corp.	500	21,741
J. Front Retailing Co., Ltd.	10,000	70,184
Japan Airlines Co., Ltd.	1,200	66,334
Japan Display, Inc.*	6,000	36,839
Japan Exchange Group, Inc.	5,000	123,143
Japan Prime Realty Investment Corp. (REIT)	16	57,411
Japan Real Estate Investment Corp. (REIT)	24	139,776
Japan Retail Fund Investment Corp. (REIT)	48	107,935
Japan Tobacco, Inc.	21,500	783,767
JFE Holdings, Inc.	9,625	198,666
JGC Corp.	4,000	121,534
JSR Corp.	3,600	61,762
JTEKT Corp.	4,000	67,400
JX Holdings, Inc.	43,900	234,873
Kajima Corp.	17,000	75,179
Kakaku.com, Inc.	2,800	49,060
Kamigumi Co., Ltd.	5,000	46,000
Kaneka Corp.	6,000	37,550
Kansai Electric Power Co., Inc.*	14,400	135,748
Kansai Paint Co., Ltd.	5,000	83,560
Kao Corp.	9,700	381,757
Kawasaki Heavy Industries Ltd.	27,000	102,877
KDDI Corp.	11,000	670,934
Keikyu Corp.	9,000	80,845
Keio Corp.	12,000	94,289
Keisei Electric Railway Co., Ltd.	5,000	49,800
Keyence Corp.	870	379,543
Kikkoman Corp.	3,000	62,485
Kintetsu Corp.	35,900	130,764
Kirin Holdings Co., Ltd.	14,100	203,626
Kobe Steel Ltd.	53,000	79,522
Koito Manufacturing Co., Ltd.	2,158	55,279
Komatsu Ltd.	18,300	424,871
Konami Corp.	2,000	44,203
Konica Minolta, Inc.	9,500	93,870
Kubota Corp.	21,000	297,675
Kuraray Co., Ltd.	6,900	87,455
Kurita Water Industries Ltd.	2,300	53,286
Kyocera Corp.	6,400	303,748
Kyowa Hakko Kirin Co., Ltd.	4,910	66,449
Kyushu Electric Power Co., Inc.*	8,700	97,988
Lawson, Inc.	1,300	97,527
LIXIL Group Corp.	5,448	147,030
M3, Inc.	3,000	47,737
Mabuchi Motor Co., Ltd.	500	37,905
Makita Corp.	2,300	142,125
Marubeni Corp.	33,000	241,380
Marui Group Co., Ltd.	4,600	44,181
Maruichi Steel Tube Ltd.	1,000	26,850
Mazda Motor Corp.	53,000	248,507
McDonald's Holdings Co. (Japan), Ltd.	1,300	36,509
Medipal Holdings Corp.	2,700	38,273
MEIJI Holdings Co., Ltd.	1,200	79,483
Miraca Holdings, Inc.	1,107	53,654
Mitsubishi Chemical Holdings Corp.	26,000	115,236
Mitsubishi Corp.	27,600	574,041
Mitsubishi Electric Corp.	38,000	468,881
Mitsubishi Estate Co., Ltd.	24,000	592,508
Mitsubishi Gas Chemical Co., Inc.	8,000	51,172
Mitsubishi Heavy Industries Ltd.	60,000	374,315
Mitsubishi Logistics Corp.	3,000	44,924
Mitsubishi Materials Corp.	22,000	77,094
Mitsubishi Motors Corp.	12,500	137,950
Mitsubishi Tanabe Pharma Corp.	4,500	67,386
Mitsubishi UFJ Financial Group, Inc.	248,000	1,520,241
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,700	67,217
Mitsui & Co., Ltd.	34,100	546,650
Mitsui Chemicals, Inc.	16,000	43,749
Mitsui Fudosan Co., Ltd.	18,000	606,959
Mitsui O.S.K Lines Ltd.	22,000	81,872
Mizuho Financial Group, Inc.	446,990	917,762
MS&AD Insurance Group Holdings, Inc.	9,900	239,132
Murata Manufacturing Co., Ltd.	4,000	374,355
Nabtesco Corp.	1,925	42,565
Nagoya Railroad Co., Ltd.	10,000	39,880
NEC Corp.	46,900	149,536
Nexon Co., Ltd.	2,100	20,045
NGK Insulators Ltd.	5,000	113,519
NGK Spark Plug Co., Ltd.	3,000	84,635
NH Foods Ltd.	3,000	58,605
NHK Spring Co., Ltd.	3,100	29,071
Nidec Corp.	4,000	245,437
Nikon Corp.	6,900	108,637
Nintendo Co., Ltd.	2,100	251,345
Nippon Building Fund, Inc. (REIT) (a)	28	163,625
Nippon Electric Glass Co., Ltd.	8,000	46,592
Nippon Express Co., Ltd.	16,000	77,548
Nippon Paint Co., Ltd.	3,000	63,491
Nippon Prologis REIT, Inc. (REIT)	25	58,289
Nippon Steel & Sumitomo Metal	149,000	476,541
Nippon Telegraph & Telephone Corp.	7,338	457,643
Nippon Yusen Kabushiki Kaisha	31,000	89,354
Nissan Motor Co., Ltd.	48,800	462,927
Nisshin Seifun Group, Inc.	4,400	52,511
Nissin Foods Holdings Co., Ltd.	1,200	61,715
Nitori Holdings Co., Ltd.	1,400	76,561
Nitto Denko Corp.	3,200	149,947
NKSJ Holdings, Inc.	6,000	161,571
NOK Corp.	1,800	36,158
Nomura Holdings, Inc.	69,500	491,896
Nomura Real Estate Holdings, Inc.	2,500	47,308
Nomura Research Institute Ltd.	2,100	66,127
NSK Ltd.	9,000	117,003
NTT Data Corp.	2,600	99,837
NTT DoCoMo, Inc.	30,000	512,907
NTT Urban Development Corp.	2,500	28,133
Obayashi Corp.	13,000	92,779
Odakyu Electric Railway Co., Ltd.	12,000	115,493
Oji Holdings Corp.	16,000	65,860
Olympus Corp.*	4,800	165,362
Omron Corp.	3,900	164,385
Ono Pharmaceutical Co., Ltd.	1,600	140,881
Oracle Corp.	800	34,983
Oriental Land Co., Ltd.	1,000	171,314
ORIX Corp.	25,200	417,658
Osaka Gas Co., Ltd.	36,000	151,384
Otsuka Corp.	900	43,621
Otsuka Holdings KK	7,022	217,650
Panasonic Corp.	43,414	528,828
Park24 Co., Ltd.	1,900	34,547
Rakuten, Inc.	14,700	189,944
Resona Holdings, Inc.	41,800	243,443
Ricoh Co., Ltd.	12,200	145,357
Rinnai Corp.	700	67,578
ROHM Co., Ltd.	1,800	103,233
Sankyo Co., Ltd.	1,100	42,293
Sanrio Co., Ltd.	899	26,117
Santen Pharmaceutical Co., Ltd.	1,500	84,399
SBI Holdings, Inc.	4,144	50,724
Secom Co., Ltd.	4,100	250,521
Sega Sammy Holdings, Inc.	3,800	74,758
Seiko Epson Corp.	2,300	97,853
Sekisui Chemical Co., Ltd.	8,000	92,631
Sekisui House Ltd.	11,000	150,822
Seven & I Holdings Co., Ltd.	14,800	623,527
Seven Bank Ltd.	12,100	49,449
Sharp Corp.*	29,000	93,036
Shikoku Electric Power Co., Inc.*	3,600	50,248
Shimadzu Corp.	5,000	45,852
Shimamura Co., Ltd.	400	39,327
Shimano, Inc.	1,500	166,428
Shimizu Corp.	12,000	84,932
Shin-Etsu Chemical Co., Ltd.	7,900	480,215
Shinsei Bank Ltd.	34,000	76,521
Shionogi & Co., Ltd.	5,700	118,946
Shiseido Co., Ltd.	6,800	123,978
Showa Shell Sekiyu KK	3,800	43,175
SMC Corp.	1,000	267,608
Softbank Corp.	18,800	1,399,816
Sony Corp.	20,100	333,727
Sony Financial Holdings, Inc.	3,500	59,701
Stanley Electric Co., Ltd.	2,900	75,602
Sumitomo Chemical Co., Ltd.	30,000	113,420
Sumitomo Corp.	20,900	282,229
Sumitomo Dainippon Pharma Co., Ltd.	3,100	35,650
Sumitomo Electric Industries Ltd.	14,700	206,777
Sumitomo Heavy Industries Ltd.	11,000	52,337
Sumitomo Metal Mining Co., Ltd.	10,000	162,381
Sumitomo Mitsui Financial Group, Inc.	24,791	1,038,577
Sumitomo Mitsui Trust Holdings, Inc.	65,100	297,530
Sumitomo Realty & Development Co., Ltd.	7,000	300,370
Sumitomo Rubber Industries Ltd.	3,400	49,068
Suntory Beverage & Food Ltd.	2,500	98,095
Suzuken Co., Ltd.	1,400	52,100
Suzuki Motor Corp.	7,000	219,249
Sysmex Corp.	2,800	105,168
T&D Holdings, Inc.	11,900	161,752
Taiheiyo Cement Corp.	24,000	96,659
Taisei Corp.	20,000	110,755
Taisho Pharmaceutical Holdings Co., Ltd.	600	43,769
Taiyo Nippon Sanso Corp.	5,000	44,272
Takashimaya Co., Ltd.	5,000	48,517
Takeda Pharmaceutical Co., Ltd.	15,400	714,324
TDK Corp.	2,500	117,220
Teijin Ltd.	20,000	50,146
Terumo Corp.	6,200	138,621
The Bank of Kyoto Ltd.	6,000	54,548
The Bank of Yokohama Ltd.	22,000	126,608
The Chiba Bank Ltd.	15,000	105,868
The Chugoku Bank Ltd.	3,000	46,138
The Gunma Bank Ltd.	8,000	47,303
The Hachijuni Bank Ltd.	8,258	51,111
The Hiroshima Bank Ltd.	10,000	47,777
The Iyo Bank Ltd.	5,000	50,540
The Joyo Bank Ltd.	12,000	63,965
The Shizuoka Bank Ltd.	11,000	118,898
The Suruga Bank Ltd.	4,000	77,627
THK Co., Ltd.	2,400	56,574
Tobu Railway Co., Ltd.	21,000	109,866
Toho Co., Ltd.	2,300	53,944
Toho Gas Co., Ltd.	8,000	43,986
Tohoku Electric Power Co., Inc.	9,400	110,326
Tokio Marine Holdings, Inc.	13,200	434,158
Tokyo Electric Power Co., Inc.*	29,500	122,886
Tokyo Electron Ltd.	3,300	223,073
Tokyo Gas Co., Ltd.	46,000	268,812
Tokyo Tatemono Co., Ltd.	8,000	73,994
Tokyu Corp.	23,000	163,013
Tokyu Fudosan Holdings Corp.	10,000	78,871
TonenGeneral Sekiyu KK	6,000	56,976
Toppan Printing Co., Ltd.	11,000	85,129
Toray Industries, Inc.	29,000	190,652
Toshiba Corp.	79,000	368,856
TOTO Ltd.	6,000	80,845
Toyo Seikan Kaisha Ltd.	3,300	50,687
Toyo Suisan Kaisha Ltd.	2,000	61,695
Toyoda Gosei Co., Ltd.	1,400	29,077
Toyota Industries Corp.	3,300	170,367
Toyota Motor Corp.	53,100	3,188,988
Toyota Tsusho Corp.	4,400	126,521
Trend Micro, Inc.	2,100	69,133
Unicharm Corp.	2,300	137,062
United Urban Investment Corp. (REIT)	47	75,855
USS Co., Ltd.	4,400	75,096
West Japan Railway Co.	3,300	145,284
Yahoo! Japan Corp.	27,700	127,966
Yakult Honsha Co., Ltd.	1,800	91,150
Yamada Denki Co., Ltd.	18,700	66,637
Yamaguchi Financial Group, Inc.	4,000	42,170
Yamaha Corp.	3,200	50,572
Yamaha Motor Co., Ltd.	3,600	61,940
Yamato Holdings Co., Ltd.	6,800	140,893
Yamato Kogyo Co., Ltd.	900	26,386
Yamazaki Baking Co., Ltd.	2,000	24,974
Yaskawa Electric Corp.	4,000	48,448
Yokogawa Electric Corp.	4,400	55,638
Yokohama Rubber Co., Ltd.	4,000	34,589
(Cost $35,832,712)		53,985,659
Luxembourg 0.4%
Altice SA*	1,516	105,620
ArcelorMittal (a)	19,617	290,911
Millicom International Cellular SA (SDR)	1,346	123,287
RTL Group SA	765	85,100
SES SA (FDR)	5,665	214,871
Tenaris SA	9,643	227,112
(Cost $915,301)		1,046,901
Macau 0.2%
Sands China Ltd.	47,619	360,964
Wynn Macau Ltd.	27,581	108,539
(Cost $104,996)		469,503
Mexico 0.0%
Fresnillo PLC (d) (Cost $38,658)	3,543	52,874
Netherlands 4.6%
Aegon NV	35,192	307,153
Akzo Nobel NV	4,852	363,751
ASML Holding NV	7,066	658,029
Corio NV (REIT)	1,518	77,532
Delta Lloyd NV	3,816	96,876
Fugro NV (CVA)	1,401	80,217
Gemalto NV	1,534	159,008
Heineken Holding NV	2,057	135,241
Heineken NV	4,572	328,235
ING Groep NV (CVA)*	74,836	1,051,373
Koninklijke (Royal) KPN NV*	62,504	227,746
Koninklijke Ahold NV	18,449	346,345
Koninklijke Boskalis Westminster NV	1,603	91,937
Koninklijke DSM NV (a)	3,110	226,511
Koninklijke Philips NV	18,461	585,833
Koninklijke Vopak NV	1,312	64,136
OCI NV*	1,883	73,484
QIAGEN NV*	4,899	118,735
Randstad Holding NV	2,487	134,822
Reed Elsevier NV	22,181	508,739
Royal Dutch Shell PLC "A"	75,300	3,116,682
Royal Dutch Shell PLC "B"	46,874	2,039,597
TNT Express NV	8,106	73,368
Unilever NV (CVA) (a)	31,886	1,395,204
Wolters Kluwer NV	6,194	183,369
Ziggo NV	2,907	134,423
(Cost $7,547,765)		12,578,346
New Zealand 0.1%
Auckland International Airport Ltd.	19,164	65,438
Contact Energy Ltd.	7,121	33,107
Fletcher Building Ltd.	12,926	99,706
Ryman Healthcare Ltd.	7,378	55,231
Telecom Corp. of New Zealand Ltd.	36,532	85,721
Xero Ltd.*	1,392	31,676
(Cost $173,777)		370,879
Norway 0.7%
Aker Solutions ASA	3,238	56,273
DnB ASA	19,361	354,150
Gjensidige Forsikring ASA	4,239	76,019
Norsk Hydro ASA	24,847	132,988
Orkla ASA	14,447	128,717
Statoil ASA	22,106	678,982
Telenor ASA (a)	13,770	313,615
Yara International ASA	3,568	178,753
(Cost $573,189)		1,919,497
Portugal 0.2%
Banco Espirito Santo SA (Registered)*	44,171	36,411
EDP — Energias de Portugal SA	42,670	214,080
Galp Energia, SGPS, SA	7,099	130,062
Jeronimo Martins, SGPS, SA	5,139	84,548
(Cost $324,405)		465,101
Singapore 1.4%
Ascendas Real Estate Investment Trust (REIT)	41,200	75,997
CapitaCommercial Trust (REIT)	39,000	53,172
CapitaLand Ltd.	51,125	131,205
CapitaMall Trust (REIT)	49,870	78,991
City Developments Ltd.	8,000	65,635
ComfortDelGro Corp., Ltd.	40,000	80,199
DBS Group Holdings Ltd.	33,973	456,370
Genting Singapore PLC	124,995	133,325
Global Logistic Properties Ltd.	63,000	136,418
Golden Agri-Resources Ltd.	148,373	66,041
Hutchison Port Holdings Trust (Units)	95,000	68,400
Jardine Cycle & Carriage Ltd.	1,604	56,936
Keppel Corp., Ltd.	27,149	234,933
Keppel Land Ltd.	14,749	39,980
Oversea-Chinese Banking Corp., Ltd. (a)	49,472	378,906
Sembcorp Industries Ltd.	19,449	83,761
SembCorp Marine Ltd.	16,600	54,583
Singapore Airlines Ltd.	10,670	88,738
Singapore Exchange Ltd.	16,000	89,181
Singapore Press Holdings Ltd.	32,758	109,552
Singapore Technologies Engineering Ltd.	27,000	82,284
Singapore Telecommunications Ltd.	152,301	470,253
StarHub Ltd.	12,000	40,132
United Overseas Bank Ltd.	25,458	459,792
UOL Group Ltd.	9,851	51,511
Wilmar International Ltd.	40,000	102,334
Yangzijiang Shipbuilding Holdings Ltd.	36,569	31,674
(Cost $1,900,401)		3,720,303
Spain 3.5%
Abertis Infraestructuras SA	8,283	190,601
ACS, Actividades de Construccion y Servicios SA	3,206	146,625
Amadeus IT Holding SA "A"	7,485	308,706
Banco Bilbao Vizcaya Argentaria SA	115,235	1,468,879
Banco de Sabadell SA (a)	67,349	229,815
Banco Popular Espanol SA	33,902	226,539
Banco Santander SA	226,826	2,369,824
Bankia SA*	89,583	173,695
CaixaBank SA	34,449	212,603
Distribuidora Internacional de Alimentacion SA	11,495	105,837
Enagas SA	3,963	127,524
Ferrovial SA	8,336	185,657
Gas Natural SDG SA (a)	6,422	202,825
Grifols SA	2,223	121,499
Grifols SA "B"	606	26,429
Iberdrola SA	96,875	740,590
Inditex SA	4,312	663,657
Mapfre SA	23,281	92,799
Red Electrica Corporacion SA (a)	2,064	188,793
Repsol SA	16,773	442,350
Telefonica SA	80,387	1,378,126
Zardoya Otis SA	3,150	56,073
(Cost $6,229,490)		9,659,446
Sweden 2.9%
Alfa Laval AB	6,380	164,428
Assa Abloy AB "B"	6,352	323,230
Atlas Copco AB "A"	13,199	381,458
Atlas Copco AB "B"	7,847	209,635
Boliden AB	5,212	75,627
Electrolux AB "B"	4,507	113,998
Elekta AB "B" (a)	7,601	96,697
Getinge AB "B"	4,127	108,463
Hennes & Mauritz AB "B"	17,921	783,191
Hexagon AB "B"	4,830	155,710
Husqvarna AB "B"	8,521	66,252
Industrivarden AB "C"	2,351	46,446
Investor AB "B"	8,998	337,616
Kinnevik Investment AB "B"	4,423	188,530
Lundin Petroleum AB*	4,121	83,388
Nordea Bank AB	58,713	828,646
Sandvik AB	20,879	285,301
Securitas AB "B"	6,200	73,538
Skandinaviska Enskilda Banken AB "A"	29,960	400,420
Skanska AB "B"	7,274	166,022
SKF AB "B"	7,706	196,642
Svenska Cellulosa AB "B"	11,501	299,680
Svenska Handelsbanken AB "A"	9,590	469,485
Swedbank AB "A"	17,504	464,220
Swedish Match AB	3,899	135,383
Tele2 AB "B"	6,281	73,982
Telefonaktiebolaget LM Ericsson "B"	59,955	724,587
TeliaSonera AB	47,148	344,425
Volvo AB "B"	29,243	402,873
(Cost $3,190,839)		7,999,873
Switzerland 9.4%
ABB Ltd. (Registered)*	42,768	984,802
Actelion Ltd. (Registered)*	2,080	263,166
Adecco SA (Registered)*	3,183	262,020
Aryzta AG*	1,674	158,566
Baloise Holding AG (Registered)	989	116,543
Barry Callebaut AG (Registered)*	43	58,429
Cie Financiere Richemont SA (Registered)	10,125	1,062,394
Coca-Cola HBC AG (CDI)	4,030	92,557
Credit Suisse Group AG (Registered)*	29,592	846,248
Ems-Chemie Holding AG (Registered)	162	64,668
Geberit AG (Registered)	755	265,033
Givaudan SA (Registered)*	177	295,200
Glencore PLC	206,138	1,148,490
Holcim Ltd. (Registered)*	4,386	385,531
Julius Baer Group Ltd.*	4,112	169,525
Kuehne & Nagel International AG (Registered)	1,028	136,788
Lindt & Spruengli AG	17	86,534
Lindt & Spruengli AG (Registered)	2	123,545
Lonza Group AG (Registered)*	1,046	113,824
Nestle SA (Registered)	62,322	4,828,058
Novartis AG (Registered)	44,541	4,033,201
Pargesa Holding SA (Bearer)	514	46,166
Partners Group Holding AG	364	99,497
Roche Holding AG (Genusschein)	13,615	4,060,856
Schindler Holding AG	877	133,310
Schindler Holding AG (Registered)	451	67,996
SGS SA (Registered)	108	258,796
Sika AG (Bearer)	42	171,732
Sonova Holding AG (Registered)	1,005	153,334
STMicroelectronics NV	13,087	117,412
Sulzer AG (Registered)	499	70,000
Swatch Group AG (Bearer)	611	368,956
Swatch Group AG (Registered)	814	90,414
Swiss Life Holding AG (Registered)*	652	154,618
Swiss Prime Site AG (Registered)*	1,125	93,243
Swiss Re AG.*	6,754	600,914
Swisscom AG (Registered)	447	259,843
Syngenta AG (Registered)	1,809	673,785
Transocean Ltd.	7,104	319,312
UBS AG (Registered)*	71,348	1,309,012
Wolseley PLC	5,201	285,099
Zurich Insurance Group AG*	2,902	874,723
(Cost $11,027,982)		25,704,140
United Kingdom 18.1%
3i Group PLC	20,138	138,511
Aberdeen Asset Management PLC	16,493	128,118
Admiral Group PLC	3,517	93,234
Aggreko PLC	5,209	147,092
AMEC PLC	5,632	117,109
Anglo American PLC	27,002	660,820
Antofagasta PLC	7,413	96,799
ARM Holdings PLC	27,489	414,464
ASOS PLC*	1,165	59,016
Associated British Foods PLC	7,010	365,786
AstraZeneca PLC	24,575	1,825,512
Aviva PLC	56,867	496,830
Babcock International Group PLC	9,516	189,240
BAE Systems PLC	62,320	461,707
Barclays PLC	314,469	1,145,252
BG Group PLC	66,474	1,404,980
BHP Billiton PLC	41,023	1,326,557
BP PLC	355,743	3,134,806
British American Tobacco PLC	36,212	2,155,428
British Land Co. PLC (REIT)	17,798	213,978
British Sky Broadcasting Group PLC	20,594	318,611
BT Group PLC	154,168	1,015,532
Bunzl PLC	6,333	175,797
Burberry Group PLC	8,587	217,939
Capita PLC	12,970	254,154
Carnival PLC	3,753	141,817
Centrica PLC	98,309	525,937
CNH Industrial NV	18,654	191,572
Cobham PLC	22,670	121,164
Compass Group PLC	34,508	600,610
Croda International PLC	2,796	105,319
Diageo PLC	49,089	1,567,643
Direct Line Insurance Group PLC	25,057	115,697
easyJet PLC	3,221	75,245
G4S PLC	31,567	137,869
GKN PLC	31,458	195,483
GlaxoSmithKline PLC	93,447	2,501,230
Hammerson PLC (REIT)	14,597	144,892
Hargreaves Lansdown PLC	4,336	91,867
HSBC Holdings PLC	367,251	3,726,455
ICAP PLC	10,901	70,893
IMI PLC	5,394	137,269
Imperial Tobacco Group PLC	18,676	840,603
Inmarsat PLC	9,347	119,573
InterContinental Hotels Group PLC	5,192	215,120
International Consolidated Airlines Group SA*	20,066	127,243
Intertek Group PLC	3,163	148,808
Intu Properties PLC (REIT)	18,483	98,565
Investec PLC	11,629	107,271
ITV PLC	75,714	230,906
J Sainsbury PLC	23,563	127,228
Johnson Matthey PLC	4,158	220,596
Kingfisher PLC	46,608	286,356
Land Securities Group PLC (REIT)	14,872	263,682
Legal & General Group PLC	113,318	437,124
Lloyds Banking Group PLC*	1,093,435	1,389,444
London Stock Exchange Group PLC	3,481	119,565
Marks & Spencer Group PLC	31,592	229,891
Meggitt PLC	16,690	144,530
Melrose Industries PLC	21,738	96,801
National Grid PLC	73,160	1,051,730
Next PLC	3,053	338,313
Old Mutual PLC	93,043	314,805
Pearson PLC	16,175	319,449
Persimmon PLC*	6,164	134,290
Petrofac Ltd.	4,927	101,438
Prudential PLC	49,965	1,146,690
Randgold Resources Ltd.	1,789	149,196
Reckitt Benckiser Group PLC	12,679	1,106,641
Reed Elsevier PLC	11,795	189,748
Rexam PLC	14,374	131,608
Rio Tinto PLC	24,777	1,318,108
Rolls-Royce Holdings PLC*	36,667	670,818
Royal Bank of Scotland Group PLC*	46,276	260,082
Royal Mail PLC*	11,801	100,779
RSA Insurance Group PLC	20,106	163,376
SABMiller PLC	18,810	1,090,646
Schroders PLC	2,055	88,134
Segro PLC (REIT)	14,764	87,222
Severn Trent PLC	4,860	160,692
Smith & Nephew PLC	16,911	300,702
Smiths Group PLC	7,203	159,884
Sports Direct International PLC*	4,790	57,916
SSE PLC	18,559	497,708
Standard Chartered PLC	47,199	964,470
Standard Life PLC	44,772	286,646
Subsea 7 SA	5,318	99,184
Tate & Lyle PLC	8,816	103,275
Tesco PLC	159,326	774,930
The Sage Group PLC	21,372	140,489
The Weir Group PLC	4,331	194,122
Travis Perkins PLC	4,971	139,351
Tui Travel PLC	9,021	61,445
Tullow Oil PLC	17,748	259,241
Unilever PLC	25,109	1,139,175
United Utilities Group PLC	13,836	208,848
Vodafone Group PLC	517,079	1,725,611
Whitbread PLC	3,522	265,755
William Hill PLC	17,520	98,347
WM Morrison Supermarkets PLC	43,204	135,605
WPP PLC	25,776	562,000
(Cost $30,722,728)		49,310,009
Total Common Stocks (Cost $151,823,762)		264,856,158

Preferred Stocks 0.6%
Germany
Bayerische Motoren Werke (BMW) AG	1,099	105,355
Fuchs Petrolub SE	1,450	65,561
Henkel AG & Co. KGaA	3,535	408,681
Porsche Automobil Holding SE	3,019	314,550
Volkswagen AG	3,158	829,391
Total Preferred Stocks (Cost $609,714)		1,723,538

Rights 0.0%
Hong Kong 0.0%
HKT Trust & HKT Ltd., Expiration Date 7/15/2014* (Cost $0)	7,920	2,340
Spain 0.0%
Repsol SA, Expiration Date 7/10/2014* (Cost $11,051)	16,773	11,415
Total Rights (Cost $11,051)		13,755

Securities Lending Collateral 3.0%
Daily Assets Fund Institutional, 0.08% (e) (f) (Cost $8,023,520)	8,023,520	8,023,520

Cash Equivalents 0.7%
Central Cash Management Fund, 0.06% (e) (Cost $1,756,339)	1,756,339	1,756,339

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $162,224,386)†	101.4	276,373,310
Other Assets and Liabilities, Net	(1.4)	(3,682,733)
Net Assets	100.0	272,690,577

* Non-income producing security.

† The cost for federal income tax purposes was $170,501,928. At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $105,871,382. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $122,821,392 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,950,010.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $7,516,216, which is 2.8% of net assets.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c) Affiliated issuer. This security is owned in proportion with its representation in the index.

(d) Listed on the London Stock Exchange.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI: Chess Depositary Interest

CVA: Certificaten Van Aandelen (Certificate of Stock)

FDR: Fiduciary Depositary Receipt

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At June 30, 2014, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Euro Stoxx 50 Index	EUR	9/19/2014	57	2,522,580	(22,426)
FTSE 100 Index	GBP	9/19/2014	14	1,607,929	(2,089)
Hang Seng Index	HKD	7/30/2014	1	149,050	(707)
Nikkei 225 Index	JPY	9/11/2014	6	448,349	(2,386)
SPI 200 Index	AUD	9/18/2014	5	631,069	(1,386)
TOPIX Index	JPY	9/11/2014	7	872,366	20,180
Total net unrealized depreciation					(8,814)

At June 30, 2014, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	97,047	AUD	104,000	9/17/2014	474	Citigroup, Inc.
USD	165,000	AUD	176,418	9/17/2014	427	Morgan Stanley
USD	341,718	CHF	307,000	9/17/2014	4,704	Goldman Sachs & Co.
USD	100,000	CHF	89,950	9/17/2014	1,500	Morgan Stanley
USD	130,000	CHF	116,198	9/17/2014	1,118	Citigroup, Inc.
USD	1,320,507	EUR	974,835	9/17/2014	14,729	Citigroup, Inc.
USD	620,000	EUR	455,933	9/17/2014	4,493	Morgan Stanley
USD	797,985	GBP	471,000	9/17/2014	7,564	Citigroup, Inc.
USD	175,000	GBP	102,959	9/17/2014	1,090	Morgan Stanley
USD	867,285	JPY	88,250,240	9/17/2014	4,342	Citigroup, Inc.
USD	39,992	SGD	50,000	9/17/2014	109	Citigroup, Inc.
Total unrealized appreciation					40,550

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	43,998	HKD	341,000	9/17/2014	(18)	Citigroup, Inc.
USD	52,311	SEK	349,000	9/17/2014	(120)	Goldman Sachs & Co.
AUD	203,797	USD	190,000	9/17/2014	(1,100)	Goldman Sachs & Co.
CHF	201,537	USD	225,000	9/17/2014	(2,417)	Morgan Stanley
EUR	570,340	USD	775,000	9/17/2014	(6,197)	Morgan Stanley
GBP	311,774	USD	530,000	9/17/2014	(3,225)	UBS AG
JPY	51,060,300	USD	500,000	9/17/2014	(4,311)	UBS AG
Total unrealized depreciation					(17,388)

Currency Abbreviations
AUD Australian Dollar CHF Swiss Franc EUR Euro GBP British Pound HKD Hong Kong Dollar JPY Japanese Yen SEK Swedish Krona SGD Singapore Dollar USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stock and/or Other Equity Investments (g)
Australia	$—	$20,497,430	$	$20,497,430
Austria	—	723,607	—	723,607
Belgium	—	3,266,490	—	3,266,490
Bermuda	—	294,712	—	294,712
Channel Islands	—	154,796	—	154,796
Denmark	—	3,991,018	—	3,991,018
Finland	—	2,269,572	—	2,269,572
France	—	26,336,990	—	26,336,990
Germany	—	22,792,598	—	22,792,598
Hong Kong	—	7,199,981	—	7,199,981
Ireland	—	2,137,363	—	2,137,363
Israel	—	1,383,445	—	1,383,445
Italy	—	6,525,625	—	6,525,625
Japan	—	53,985,659	—	53,985,659
Luxembourg	—	1,046,901	—	1,046,901
Macau	—	469,503	—	469,503
Mexico	—	52,874	—	52,874
Netherlands	—	12,578,346	—	12,578,346
New Zealand	—	370,879	—	370,879
Norway	—	1,919,497	—	1,919,497
Portugal	—	465,101	—	465,101
Singapore	—	3,720,303	—	3,720,303
Spain	—	9,659,446	—	9,659,446
Sweden	—	7,999,873	—	7,999,873
Switzerland	—	25,704,140	—	25,704,140
United Kingdom	—	49,310,009	—	49,310,009
Preferred Stocks (g)	—	1,723,538	—	1,723,538
Short-Term Investments (g)	9,779,859	—	—	9,779,859
Rights	2,340	11,415	—	13,755
Derivatives (h)
Futures Contracts	20,180	—	—	20,180
Forward Foreign Currency Exchange Contracts	—	40,550	—	40,550
Total	$9,802,379	$266,631,661	$—	$276,434,040
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (h)
Futures Contracts	$(28,994)	$—	$—	$(28,994)
Forward Foreign Currency Exchange Contracts	—	(17,388)	—	(17,388)
Total	$(28,994)	$(17,388)	$—	$(46,382)

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(g) See Investment Portfolio for additional detailed categorizations.

(h) Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $152,444,527) — including $7,516,216 of securities loaned	$266,593,451
Investment in Daily Assets Fund Institutional (cost $8,023,520)*	8,023,520
Investment in Central Cash Management Fund (cost $1,756,339)	1,756,339
Total investments in securities, at value (cost $162,224,386)	276,373,310
Foreign currency, at value (cost $2,666,060)	2,692,150
Deposit with broker for futures contracts	988,943
Receivable for investments sold	9,716
Receivable for Fund shares sold	201,270
Dividends receivable	679,679
Interest receivable	22,044
Unrealized appreciation on forward foreign currency exchange contracts	40,550
Foreign taxes recoverable	237,135
Other assets	16,363
Total assets	281,261,160
Liabilities
Payable upon return of securities loaned	8,023,520
Payable for investments purchased	75,473
Payable for Fund shares redeemed	260,340
Payable for variation margin on futures contracts	8,814
Unrealized depreciation on forward foreign currency exchange contracts	17,388
Accrued management fee	56,082
Accrued Trustees' fees	211
Other accrued expenses and payables	128,755
Total liabilities	8,570,583
Net assets, at value	$272,690,577

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2014 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	4,491,121
Net unrealized appreciation (depreciation) on: Investments	114,148,924
Futures	(8,814)
Foreign currency	59,005
Accumulated net realized gain (loss)	(36,839,578)
Paid-in capital	190,839,919
Net assets, at value	$272,690,577
Net Asset Value
Net Asset Value, offering and redemption price(a) per share ($272,690,577 ÷ 17,835,350 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$15.29

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $507,367)	$7,113,248
Interest	1,685
Income distributions — Central Cash Management Fund	700
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	120,978
Total income	7,236,611
Expenses: Management fee	330,713
Administrative fee	132,285
Services to shareholders	25,703
Custodian fee	59,549
Professional fees	44,046
Reports to shareholders	21,063
Registration fees	10,296
Trustees' fees and expenses	5,796
Other	22,545
Total expenses	651,996
Net investment income	6,584,615
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	668,997
Futures	390,274
Foreign currency	73,558
1,132,829
Change in net unrealized appreciation (depreciation) on: Investments	4,691,606
Futures	(136,853)
Foreign currency	50,231
4,604,984
Net gain (loss)	5,737,813
Net increase (decrease) in net assets resulting from operations	$12,322,428

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income (loss)	$6,584,615	$6,579,839
Operations: Net investment income (loss)	$6,584,615	$6,579,839
Net realized gain (loss)	1,132,829	706,163
Change in net unrealized appreciation (depreciation)	4,604,984	43,282,766
Net increase (decrease) in net assets resulting from operations	12,322,428	50,568,768
Distributions to shareholders from: Net investment income	(1,236,314)	(6,683,777)
Fund share transactions: Proceeds from shares sold	32,080,978	84,733,157
Reinvestment of distributions	1,210,497	6,524,889
Payments for shares redeemed	(39,445,441)	(138,401,728)
Redemption fees	338	4,287
Net increase (decrease) in net assets from Fund share transactions	(6,153,628)	(47,139,395)
Increase (decrease) in net assets	4,932,486	(3,254,404)
Net assets at beginning of period	267,758,091	271,012,495
Net assets at end of period (including undistributed net investment income and distributions in excess of net investment income of $4,491,121 and $857,180, respectively)	$272,690,577	$267,758,091
Other Information
Shares outstanding at beginning of period	18,247,454	21,869,167
Shares sold	2,191,649	6,310,895
Shares issued to shareholders in reinvestment of distributions	84,828	464,170
Shares redeemed	(2,688,581)	(10,396,778)
Net increase (decrease) in Fund shares	(412,104)	(3,621,713)
Shares outstanding at end of period	17,835,350	18,247,454

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$14.67		$12.39		$10.79		$12.73	$12.14		$9.64
Income (loss) from investment operations: Net investment income (loss)a	.36		.35		.35		.38	.28		.27
Net realized and unrealized gain (loss)	.33		2.30		1.63		(1.95)	.65		2.53
Total from investment operations	.69		2.65		1.98		(1.57)	.93		2.80
Less distributions from: Net investment income	(.07)		(.37)		(.38)		(.37)	(.34)		(.30)
Redemption fees	.00	***	.00	***	.00	***	.00 ***	.00	***	.00	***
Net asset value, end of period	$15.29		$14.67		$12.39		$10.79	$12.73		$12.14
Total Return (%)	4.72	**	21.56		18.35		(12.39)	7.67		29.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	273		268		271		283	323		336
Ratio of expenses (%)	.49	*	.50		.54		.50	.51		.52
Ratio of net investment income (loss) (%)	2.47	b	2.59		2.98		3.03	2.37		2.61
Portfolio turnover rate (%)	2	**	10		8		6	5		9
a Based on average shares outstanding during the period.
b Not annualized. The ratio for the six months ended June 30, 2014 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche EAFE® Equity Index Fund (formerly DWS EAFE® Equity Index Fund) (the "Fund") is a diversified series of the Deutsche Institutional Funds (formerly DWS Institutional Funds) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2013, the Fund had a net tax basis capital loss carryforward of approximately $31,604,000, including $31,436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2017 ($24,989,000) and December 31, 2018 ($6,447,000), the respective expiration dates, whichever occurs first; and approximately $168,000 of post-enactment long-term losses, which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax return for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures contracts, forward currency contracts, certain securities sold at a loss and recognition of certain foreign currency gains (losses) as ordinary income (loss). As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2014, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2014, is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,056,000 to $6,231,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2014, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated assets.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2014, is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from approximately $90,000 to $6,813,000, and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from approximately $1,631,000 to $5,763,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$20,180	$20,180
Foreign Exchange Contracts (b)	40,550	—	40,550
	$40,550	$20,180	$60,730
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(28,994)	$(28,994)
Foreign Exchange Contracts (b)	(17,388)	—	(17,388)
	$(17,388)	$(28,994)	$(46,382)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$390,274	$390,274
Foreign Exchange Contracts (b)	55,825	—	55,825
	$55,825	$390,274	$446,099
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from futures
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(136,853)	$(136,853)
Foreign Exchange Contracts (b)	24,143	—	24,143
	$24,143	$(136,853)	$(112,710)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) from futures
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of June 30, 2014, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Citigroup, Inc.	$28,336	$(18)	$—	$28,318
Morgan Stanley	7,510	(7,510)	—	—
Goldman Sachs & Co.	4,704	(1,220)	—	3,484
	$40,550	$(8,748)	$—	$31,802
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities (a)	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup, Inc.	$18	$(18)	$—	$—
Morgan Stanley	8,614	(7,510)	—	1,104
Goldman Sachs & Co.	1,220	(1,220)	—	—
UBS AG	7,536	—	—	7,536
	$17,388	$(8,748)	$—	$8,640

(a) Forward foreign currency exchange contracts are netted.

C. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated $5,946,107 and $9,282,194, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses(excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.54%.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $132,285, of which $22,433 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC compensates DST out of the shareholder servicing fee it receives from the Fund. DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. For the six months ended June 30, 2014, the amount charged to the Fund by DSC aggregated $6,217, of which $3,464 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,165, of which $7,844 is unpaid.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2014, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $10,531.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2014.

F. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2014, there was one shareholder account which held approximately 62% of the outstanding shares of the Fund.

G. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014 (Unaudited)
Actual Fund Return	Institutional Class
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,047.20
Expenses Paid per $1,000*	$2.49
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,022.36
Expenses Paid per $1,000*	$2.46

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Institutional Class
Deutsche EAFE® Equity Index Fund	.49%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS EAFE® Equity Index Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2013.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA's oversight of Fund sub-advisors, including NTI. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Institutional Class shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were approximately the same as the median of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund's Institutional Class shares total (net) operating expenses were expected to be approximately the same as the median of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012) ("Lipper Universe Expenses"). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	25159R 601
Fund Number	558

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DEAFE-3
IR-028286-3 8/14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche EAFE Equity Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 29, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2014